IBJ FUNDS Trust
                                 ---------------



                          IBJ RESERVE MONEY MARKET FUND
                                  IBJ BOND FUND
                              IBJ CORE EQUITY FUND
                           IBJ GROWTH AND INCOME FUND

--------------------------------------------------------------------------------


Dear Shareholders:

       The annual report of the IBJ Funds Trust covers the year ended November 30, 1996. As we have been accustomed to comparing the performance of our funds to the relevant Morningstar Fund Average where available, you will note some changes in categories as Morningstar has recently implemented revisions in the classification of Funds.


ECONOMIC COMMENTARY

       Economic activity in the second half of 1996 moderated from the accelerated levels in the prior period. As a result inflation remained in check, interest rates declined somewhat, and monetary policy remained on hold. The Fed saw no need to tighten, as markets had previously been anticipating. Looking ahead to 1997, GDP growth is expected to remain in the vicinity of 2.0% as the generally over-extended consumer is forced to pull back. Inflation and interest rates are unlikely to make any dramatic moves in this environment.


RESERVE MONEY MARKET FUND

       The Fund holds investments in very high quality money market instruments of corporate, government and agency issuers. During the year, the total rate of return was 4.88%, and the seven day yield was 4.64%. This return will tend to move with the general trend of Federal Reserve Monetary policy which has been fairly steady for the past several months. An investment in the fund is neither insured or guaranteed by the U.S. Government. Yields will fluctuate and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share. Past performance is no guarantee of future results.


BOND FUND

       The Fund holds a broad array of intermediate and longer term fixed income securities of corporate, government, and agency issuers and seeks to provide a total rate of return from both current income and capital appreciation. For the year the total rate of return was 4.3%. The Fund benefitted from the decline in longer term interest rates associated with the economic slowdown in the second half.


CORE EQUITY FUND

       The Fund is invested in a broadly diversified portfolio of medium and larger capitalization U.S. companies. For the period ended November 30, 1996 the Fund's total rate of return was 24.61% which compares with 21.45% for the Morningstar Growth Fund Average.

       For the past two years the performance of equities has been almost three times the long term historical rate of return for the stock market. It is most unlikely that this level of performance can be sustained in the ensuing period.


GROWTH AND INCOME FUND

       The Fund is invested in a diversified mix of stocks, bonds, and cash equivalents to provide a combination of capital growth and current income.
During the period the Fund returned 14.08% compared with 15.7% for the Morningstar Domestic Hybrid Fund Average. By "hybrid" it is meant that the fund takes a balanced approach toward investment in equities and fixed income instruments. As stocks and bonds continued to deliver above average returns, the Fund took a somewhat conservative stance by increasing th cash equivalents in the portfolio to reduce risk of volatility.

                                   Sincerely,




/s/ John J. Pileggi                /s/ Charles Porten
-------------------                ------------------
John J. Pileggi                    Charles Porten
President                          Chief Investment Officer

IBJ Funds Trust (Service Class)+
--------------------------------------------------------------------------------

IBJ BOND FUND

A $1,000 investment in the IBJ Bond Fund, made on the inception date would have increased to $1,158 (as of November 30, 1996). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 4.25%*.

The funds performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the IBJ Bond Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

IBJ CORE EQUITY FUND

A $1,000 investment in the IBJ Core Equity Fund, made on the inception date would have increased to $1,583 (as of November 30, 1996). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 24.61%*.

The funds performance is compared to the Standard & Poor's 500 Stock Index, which reflects the performance of U.S stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the IBJ Equity Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

+Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
*Without certain fee waivers, returns would have been lower.

         [THE FOLLOWING TABLE REPRESENTS A GRAPH IN THE PRINTED PIECE]

        IBJ BOND FUND             LEHMAN BROS GOVERNMENT/
      SERVICE CLASS SHARES         CORPORATE BOND INDEX

2/1/95     $1000                           $1000
3/95       $1032                           $1030
6/95       $1067                           $1097
9/95       $1082                           $1118
12/95      $1125                           $1170
3/96       $1102                           $1143
6/96       $1102                           $1148
9/96       $1124                           $1168
11/96      $1158                           $1217


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF NOVEMBER 30, 1996

--------------------------------------------------------------------------------
                                         SINCE INCEPTION
                              1 YEAR        (2/1/95)
--------------------------------------------------------------------------------
  PREMIUM CLASS                4.25%         15.76%
--------------------------------------------------------------------------------
  SERVICE CLASS                4.25%         15.76%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE REPRESENTS A GRAPH IN THE PRINTED PIECE]

               IBJ CORE EQUITY FUND       S&P 500
               SERVICE CLASS SHARES     STOCK INDEX

2/1/95              $1000                  $1000
3/95                $1051                  $1070
6/95                $1116                  $1172
9/95                $1214                  $1265
12/95               $1286                  $1341
3/96                $1398                  $1413
6/96                $1420                  $1477
9/96                $1453                  $1522
11/96               $1583                  $1682


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF NOVEMBER 30, 1996
--------------------------------------------------------------------------------
                                 SINCE INCEPTION
                              1 YEAR        (2/1/95)
--------------------------------------------------------------------------------
  PREMIUM CLASS               24.61%         58.27%
--------------------------------------------------------------------------------
  SERVICE CLASS               24.61%         58.27%
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
IBJ GROWTH & INCOME FUND


A $1,000 investment in the IBJ Growth & Income Fund, made on the inception date would have increased to $1,338 (as of November 30, 1996). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 14.08%*.

The funds performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Goverment issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years, and the Standard & Poor's 500 Stock Index, which reflects the performance of U.S. stock market as a whole. The indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the IBJ Growth & Income Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.


+Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
*Without certain fee waivers, returns would have been lower.

[THE FOLLOWING TABLE REPRESENTS A GRAPH IN THE PRINTED PIECE]

           IBJ BOND FUND           LEHMAN GOVERNMENT/       STANDARD & POOR'S
        SERVICE CLASS SHARES      CORPORATE BOND INDEX     CORPORATE BOND
INDEX

2/1/95           $1000                $1000                      $1000
3/95             $1037                $1030                      $1070
6/95             $1091                $1097                      $1172
9/95             $1147                $1118                      $1265
12/95            $1203                $1170                      $1341
3/96             $1239                $1143                      $1413
6/96             $1241                $1148                      $1477
9/96             $1264                $1168                      $1522
11/96            $1338                $1217                      $1682


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF NOVEMBER 30, 1996

--------------------------------------------------------------------------------
                                 SINCE INCEPTION
                              1 YEAR        (2/1/95)
--------------------------------------------------------------------------------
  PREMIUM CLASS               14.08%         33.78%
--------------------------------------------------------------------------------
  SERVICE CLASS               14.08%         33.78%
--------------------------------------------------------------------------------

IBJ FUNDS TRUST
IBJ MONEY MARKET RESERVE FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                             YIELD TO
                                                                             MATURITY
 CREDIT                                                                     AT TIME OF  MATURITY         SHARES/
           VALUE
RATINGS*                                                                     PURCHASE    DATE          PRINCIPAL
       (NOTE 2A)
 -------                                                                     ---------  -------         -------           --------
                  COMMERCIAL PAPER -- 61.78%
A1/P1             American Express Credit..................................     5.44%    1/16/97      $1,750,000
     $ 1,738,899
A1/P1             BAT Capital Corp.........................................     5.37     12/4/96       1,750,000
1,749,261
A1+/P1            Coca-Cola Co.............................................     5.34    12/23/96       1,500,000
1,495,356
A1/P1             Daimler-Benz NA Corp.....................................     5.42     12/3/96       1,750,000
    1,749,507
A1/P1             Ford Credit Europe PLC...................................     5.40    12/12/96       1,750,000
    1,747,187
A1 +/P1           General Electric Capital Corp............................     5.47     1/23/97       1,500,000
      1,488,805
A1+/P1            Glaxo Wellcome PLC.......................................     5.37    12/16/96       1,750,000
      1,746,179
A1/P1             IBM Credit Corp..........................................     5.40     12/5/96       1,750,000
1,748,993
A1 +/P1           Mobil Australia Finance..................................     5.46     1/13/97       1,500,000
   1,490,674
A1 +/P1           Province of Alberta......................................     5.43     1/14/97       1,500,000
1,490,885
A1 +/P1           Toyota Motor Credit Corp.................................     5.43    12/10/96       1,750,000
       1,747,717
A1/P1             Weyerhauser Real Estate..................................     5.37    12/20/96       1,500,000
    1,495,959
A1 +/P1           Wisconsin Electric Fuel Trust............................     5.47     1/13/97       1,500,000
      1,490,645
                                                                                                                         -----------
                  TOTAL COMMERCIAL PAPER ..................................
21,180,067
                                                                                                                         -----------

                  U.S. GOVERNMENT OBLIGATIONS -- 34.97%
AAA/Aaa           Federal Home Loan Bank Notes.............................     5.29     3/11/97
1,000,000             999,793
AAA/Aaa           Federal Home Loan Bank Discount Notes....................     5.37      1/9/97
2,500,000           2,486,141
AAA/Aaa           Federal Home Loan Mortgage Corp. Discount Notes..........     5.39     1/24/97
  800,000             793,823
AAA/Aaa           Federal National Mortgage Corp. Discount Notes...........     5.39     1/28/97
4,250,000           4,214,761
AAA/Aaa           Federal National Mortgage Corp. Discount Notes...........     5.31    12/11/96
3,500,000           3,495,091
                                                                                                                         -----------
                  TOTAL U.S GOVERNMENT OBLIGATIONS ........................
         11,989,609
                                                                                                                         -----------

                  SHORT-TERM INVESTMENTS -- 1.62%
                  TempCash Provident Money Market Investment Fund..........      N/R         N/A
555,498             555,498
                                                                                                                         -----------
                  TOTAL SHORT-TERM INVESTMENTS ............................
        555,498
                                                                                                                         -----------
                  TOTAL INVESTMENTS (amortized cost $33,725,174)+-- 98.37%.
                 33,725,174
                  Cash and other assets, net of liabilities-- 1.63% .......
557,646
                                                                                                                         -----------
                  NET ASSETS-- 100.00% ....................................
$34,282,820
                                                                                                                         ===========

  * See page 13 for Credit Ratings Summary.
  + Cost for book and tax purposes is the same.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BOND FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 CREDIT                                                                                                                  VALUE
RATINGS*          PRINCIPAL                                                                      COST
(NOTE 2A)
--------          ---------                                                                      ----                  ---------

                                U.S. GOVERNMENT OBLIGATIONS -- 15.64%
AAA/Aaa          $  650,000     Federal Farm Credit Medium Term Notes 6.32%, 9/9/2002.........  $
649,797               $ 659,763
                                                                                               ----------              ----------
                                MORTGAGE OBLIGATIONS
AAA/Aaa             500,000     FHLMC 6.54%, 3/21/2001 .......................................    496,304
       500,790
AAA/Aaa             500,000     FHLMC 6.56%, 2/1/2006.........................................    499,844
      496,770
AAA/Aaa             750,000     FHLMC Discount Notes due 12/20/1996...........................
747,994                 747,994
AAA/Aaa              17,245     FHLMC Pool #285113, 7.50%, 2/1/2017...........................     16,855
               17,455
AAA/Aaa             500,000     FNMA Medium Term Notes 6.08%, 9/25/2000.......................
500,120                 502,135
AAA/Aaa             672,238     FNMA Pool #358604, 8.00%,11/1/2026............................
690,513                 691,145
AAA/Aaa               2,894     GNMA Pool #39821, 11.50%, 4/15/2010...........................      3,146
               3,240
AAA/Aaa              98,653     GNMA Pool #102627,13.00%, 6/15/2014...........................
110,242                 111,119
AAA/Aaa              73,448     GNMA Pool #115224, 13.00%, 11/15/2014.........................
82,008                  82,648
AAA/Aaa              42,408     GNMA Pool #120883, 13.00%, 12/15/2014.........................
47,327                  47,667
AAA/Aaa             487,034     GNMA Pool #398559, 7.00%, 4/15/2026...........................
470,901                 484,305
                                                                                               ----------              ----------
                                                                                                3,665,254               3,685,268
                                                                                               ----------              ----------
                                TOTAL U.S. GOVERNMENT OBLIGATIONS ............................
4,315,051               4,345,031
                                                                                               ----------              ----------
                                U.S. TREASURY OBLIGATIONS -- 50.85%
AAA/Aaa             750,000     Bonds 5.75%, 10/31/1997.......................................    751,650
    752,265
AAA/Aaa           1,500,000     Notes 6.375%, 5/15/1999.......................................  1,523,855
    1,524,180
AAA/Aaa           2,000,000     Notes 6.75%, 6/30/1999........................................  2,022,610
   2,051,000
AAA/Aaa             500,000     Notes 6.00%,10/15/1999........................................    495,018
    504,665
AAA/Aaa           2,250,000     Notes 6.75%, 4/30/2000........................................  2,264,804
   2,317,927
AAA/Aaa           2,000,000     Notes 6.50%, 5/31/2001........................................  2,007,388
   2,052,680
AAA/Aaa           1,750,000     Notes 6.25%, 2/15/2003........................................  1,745,335
   1,780,135
AAA/Aaa           1,000,000     Notes 6.50%, 8/15/2005........................................    984,219
  1,030,030
AAA/Aaa           2,000,000     Notes 6.875%, 5/15/2006.......................................  2,098,881
    2,113,159
                                                                                               ----------              ----------
                                TOTAL U.S. TREASURY OBLIGATIONS .............................. 13,893,760
          14,126,041
                                                                                               ----------              ----------

                                CORPORATE OBLIGATIONS -- 29.67%
                                AUTOMOBILES -- 1.47%
A-/A3               400,000     GMAC Notes 7.00%, 3/1/2000....................................    402,094
      409,000
                                                                                               ----------              ----------
                                BANKING -- 2.54%
A+/A2               300,000     BankAmerica Corp. Medium Term Notes 7.125%, 5/12/2005.........
303,260                 309,000
A+/Baa1             400,000     Old Kent Financial Sub. Notes 6.625%, 11/15/2005..............
397,808                 397,000
                                                                                               ----------              ----------
                                                                                                  701,068                 706,000
                                                                                               ----------              ----------
                                DURABLE GOODS -- 1.02%
A+/A3               250,000     Whirlpool Corp. Debs. 9.00%, 3/1/2003.........................    257,490
          281,875
                                                                                               ----------              ----------

                                ENVIRONMENTAL CONTROL -- 1.42%
A/A2                400,000     Browning-Ferris Sr. Notes 6.10%, 1/15/2003....................    404,851
           393,500
                                                                                               ----------              ----------

                                FINANCIAL SERVICES -- 2.75%
AA-/Aa3             350,000     Associates Corp. N.A. Sr. Notes 7.50%, 4/15/2002..............
351,668                 369,688
A+/A1               385,000     Commercial Credit Co. Notes 6.875%, 5/1/2002..................
389,522                 395,588
                                                                                               ----------              ----------
                                                                                                  741,190                 765,276
                                                                                               ----------              ----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 CREDIT            SHARES/                                                                                               VALUE
RATINGS*          PRINCIPAL                                                                         COST
(NOTE 2A)
--------          ---------                                                                         ----                ---------
                                FOOD -- 1.25%
BBB/Baa2           $350,000     Nabisco Inc. Notes 6.85%, 6/15/2005...........................   $
356,757             $   347,813
                                                                                                 -----------             -----------

                                FOREST PRODUCTS & PAPER -- 2.62%
BBB-/Baa3           400,000     Boise Cascade Co. Debs. 7.35%, 2/1/2016.......................
399,656                 388,000
BBB/Baa1            325,000     Champion International Corp. Notes 7.70%, 12/15/1999..........
335,881                 339,219
                                                                                                 -----------             -----------
                                                                                                     735,537                 727,219
                                                                                                 -----------             -----------
                                MACHINES -- 0.78%
BBB-/Baa3           210,000     Case Corp. Notes 7.25%, 8/1/2005..............................       213,067
             215,513
                                                                                                 -----------             -----------
                                OIL/GAS -- 0.95%
AAA/Aa1             250,000     Amoco Canada Debs. 7.95%,10/1/2022............................
257,797                 265,312
                                                                                                 -----------             -----------
                                TELEPHONE -- 1.45%
AA/Aa3              400,000     Southwestern Bell Capital Medium Term Notes 6.45%, 1/20/1998..
   401,956                 402,500
                                                                                                 -----------             -----------
                                TRANSPORTATION -- 4.40%
BBB/Baa2            411,000     Canadian National Railway Notes 7.00%, 3/15/2004..............
409,671                 417,679
A-/A3               140,000     Canadian Pacific Notes 6.875%, 4/15/2003......................       141,538
              142,800
AA/Aa1              350,000     Conrail, Inc. Notes 6.86%, 12/31/2007.........................       344,435
            352,129
BBB+/A3             300,000     CSX Corp Notes 7.00%, 9/15/2002...............................       299,280
              310,875
                                                                                                 -----------             -----------
                                                                                                   1,194,924               1,223,483
                                                                                                 -----------             -----------
                                UTILITIES -- 9.02%
A/A2                350,000     Central Power & Light Notes 6.875%, 2/1/2003..................
358,472                 359,625
A/A2                250,000     Delmarva Power & Light Notes 6.40%, 7/1/2003..................
248,472                 248,750
A+/A2               250,000     Hydro Quebec Medium Term Notes 8.59%, 8/22/2001...............
251,199                 273,125
BBB/Baa2            500,000     Illinois Power Notes 6.50%, 8/1/2003 .........................       502,598
             501,875
BBB+/Baa1           300,000     Jersey Central Power & Light Notes 7.125%, 10/1/2004..........
308,632                 303,375
AA/Aa3              400,000     National Rural Utilities Notes 6.50%, 9/15/2002...............
402,226                 404,500
NR/Baa2             400,000     New Orleans Public Service Inc. Notes 8.00%, 3/1/2006.........
396,580                 415,500

                                                                                                   2,468,179               2,506,750
                                                                                                 -----------             -----------
                                TOTAL CORPORATE OBLIGATIONS ..................................     8,134,910
           8,244,241
                                                                                                 -----------             -----------
                                MUNICIPAL OBLIGATIONS -- 1.43%
A+/NR               361,000     Halifax NC Regional Economic Development
                                Notes 9.25%,10/1/2005.........................................       366,983
396,649
                                                                                                 -----------             -----------
                                TOTAL MUNICIPAL OBLIGATIONS ..................................       366,983
           396,649
                                                                                                 -----------             -----------
                                SUPRA-NATIONAL OBLIGATIONS -- 0.96%
AA-/Aa1             250,000     African Development Bank Notes 7.70%, 7/15/2002...............
259,531                 268,125
                                                                                                 -----------             -----------
                                TOTAL SUPRA-NATIONAL OBLIGATIONS  ............................
259,531                 268,125
                                                                                                 -----------             -----------
                                SHORT TERM INVESTMENTS -- 1.25%
                    346,616     TempCash Provident Money Market Investment Fund...............
346,616                 346,616
                                                                                                 -----------             -----------
                                TOTAL SHORT TERM INVESTMENTS .................................       346,616
              346,616
                                                                                                 -----------             -----------
                                TOTAL INVESTMENTS -- 99.80% ..................................   $27,316,851+
       27,726,703
                                                                                                 ===========
                                Cash and other assets, net of liabilities-- 0.20% ............
55,834
                                                                                                                         -----------
                                NET ASSETS-- 100.00% .........................................
$27,782,537
                                                                                                                         ===========

  * See page 13 for Credit Ratings Summary.
  + Cost for book and tax purposes is the same.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1996
--------------------------------------------------------------------------------


                                                                       VALUE
    SHARES                                           COST            (NOTE 2A)
    -------                                          ----              ------

               COMMON STOCKS -- 97.77%

               AEROSPACE/DEFENSE -- 4.21 %

      38,200   Raytheon Co....................      $1,318,583      $1,952,975
      14,200   United Technologies Corp.......       1,545,276       1,991,550
                                                    ----------      ----------
                                                     2,863,859       3,944,525
                                                    ----------      ----------

               AUTOMOBILES -- 1.22%
      34,000   Echlin Inc.....................       1,152,125       1,143,250
                                                    ----------      ----------

               BANKING -- 6.20%
      16,500   First American Corp............         492,937         944,625
      20,400   NationsBank Corp...............         965,061       2,113,950
      64,500   Signet Banking Corp............       1,511,488       1,951,125
       2,800   Wells Fargo & Co...............         745,200         796,950
                                                    ----------      ----------
                                                     3,714,686       5,806,650
                                                    ----------      ----------

               BEVERAGES -- 1.74%
      54,600   Pepsico. Inc...................       1,693,179       1,631,175
                                                    ----------      ----------

               BUILDING MATERIALS -- 0.79%
      13,100   Sherwin-Williams Co............         442,051         743,425
                                                    ----------      ----------

               BUSINESS SERVICES -- 4.02%
      43,900   Automatic Data Processing Inc.        1,373,123       1,882,213
      67,800   Reynolds & Reynolds Co.........       1,163,347       1,881,450
                                                    ----------      ----------
                                                     2,536,470       3,763,663
                                                    ----------      ----------

               CHEMICALS -- 5.09%
      29,000   Air Products & Chemicals Inc.         1,521,512       2,015,500
      42,200   Monsanto Co....................         659,067       1,677,450
      26,700   Morton International Inc.......       1,098,743       1,078,012
                                                    ----------      ----------
                                                     3,279,322       4,770,962
                                                    ----------      ----------

               ELECTRONICS -- 8.48%
      22,000   General Electric Co............       1,220,040       2,288,000
      37,600   Hewlett-Packard Co.............       1,075,657       2,025,700
      47,000   Molex Inc......................       1,355,453       1,833,000
      32,400   Motorola Inc...................       1,943,395       1,794,150
                                                    ----------      ----------
                                                     5,594,545       7,940,850
                                                    ----------      ----------

               ENTERTAINMENT -- 3.75%
      26,900   The Walt Disney Co.............       1,538,052       1,983,875
      37,500   Time Warner Inc................       1,371,720       1,528,125
                                                    ----------      ----------
                                                     2,909,772       3,512,000
                                                    ----------      ----------

               FINANCIAL SERVICES -- 2.15%
      21,200   Household International Inc....         852,101       2,008,700
                                                    ----------      ----------

               FOOD -- 6.24%
      50,000   Nabisco Holdings Corp.
                  Class A.....................       1,384,522       1,937,500
      51,300   Sara Lee Corp..................       1,421,838       2,013,525
      55,500   Sysco Corp.....................       1,722,940       1,893,937
                                                    ----------      ----------
                                                     4,529,300       5,844,962
                                                    ----------      ----------

               HOUSEHOLD PRODUCTS -- 2.03%
      20,500   Colgate-Palmolive Co...........       1,281,320       1,898,812
                                                    ----------      ----------

               INSURANCE -- 4.08%
      17,000   American International
                  Group Inc...................       1,155,980       1,955,000
      61,300   TIG Holdings Inc...............       1,332,157       1,869,650
                                                    ----------      ----------
                                                     2,488,137       3,824,650
                                                    ----------      ----------

               MACHINES -- 2.05%
      36,000   Dover Corp.....................       1,057,512       1,921,500
                                                    ----------      ----------

               MANUFACTURING -- 2.34%
      29,900   Allied Signal Inc..............       1,057,712       2,190,175
                                                    ----------      ----------

               MEDICAL -- 1.93%
      45,300   Columbia HCA
                  Healthcare Corp.............       1,242,265       1,812,000
                                                    ----------      ----------

               METALS -- 2.90%
      27,900   Aluminum Company
                  of America..................       1,110,377       1,775,137
      47,300   Worthington Industries Inc.....         978,500         940,087
                                                    ----------      ----------
                                                     2,088,877       2,715,224
                                                    ----------      ----------

               OIL/GAS -- 7.97%
      15,300   Atlantic Richfield Co..........       1,637,010       2,128,613
      42,500   Enron Corp.....................       1,528,594       1,944,375
      18,000   Mobil Corp.....................       1,625,905       2,178,000
      29,800   Unocal Corp....................       1,224,012       1,214,350
                                                    ----------      ----------
                                                     6,015,521       7,465,338
                                                    ----------      ----------

               PHARMACEUTICAL -- 6.09%
      58,600   Alza Corp.*....................       1,686,921       1,655,450
      31,100   Amgen Inc.*....................       1,796,332       1,893,213
      24,000   Pfizer Inc.....................         973,500       2,151,000
                                                    ----------      ----------
                                                     4,456,753       5,699,663
                                                    ----------      ----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1996
--------------------------------------------------------------------------------


                                                                       VALUE
      SHARES                                           COST           (NOTE 2A)
      -------                                          ----            ------

               RETAIL -- 8.02%
      39,000   Kroger Co.*....................     $   926,250     $ 1,798,875
      39,000   May Department Stores Co.......       1,257,102       1,901,250
      85,100   Price/Costco Inc.*.............       1,201,163       1,978,575
      53,000   Revco D.S. Inc.*...............       1,232,534       1,828,500
                                                   -----------     -----------
                                                     4,617,049       7,507,200
                                                   -----------     -----------

               TELECOMMUNICATIONS -- 6.08%
      58,199   360 Communications Co.*........       1,242,858       1,382,226
       9,236   Lucent Technologies Inc........         398,653         473,345
      35,300   SBC Communications Inc.........       1,541,117       1,857,663
      47,400   Sprint Corp....................       1,164,435       1,984,875
                                                   -----------     -----------
                                                     4,347,063       5,698,109
                                                   -----------     -----------

               TEXTILES/APPAREL -- 1.74%
      53,100   Jones Apparel Group Inc.*......         630,307       1,632,825
                                                   -----------     -----------

               TOBACCO -- 0.88%
       8,000   Philip Morris Companies Inc....         726,224         825,000
                                                   -----------     -----------

               TRANSPORTATION -- 3.75%
      35,000   Kansas City
                  Southern Industries, Inc....       1,577,178       1,758,750
      19,500   Norfolk Southern Corp..........       1,570,497       1,755,000
                                                   -----------     -----------
                                                     3,147,675       3,513,750
                                                   -----------     -----------

               UTILITIES-ELECTRIC -- 4.02%
      55,400   Cinergy Corp...................     $ 1,678,095     $ 1,855,901
      41,100   Duke Power Co..................       1,743,973       1,906,013
                                                   -----------     -----------
                                                     3,422,068       3,761,914
                                                   -----------     -----------
               Total Common Stocks ...........      66,145,893      91,576,322
                                                   -----------     -----------

               SHORT TERM INVESTMENTS -- 2.57%
   2,404,534      TempCash Provident Money
                  Market Investment Fund......       2,404,534       2,404,534
                                                   -----------     -----------
               TOTAL SHORT-TERM
                  INVESTMENTS ................       2,404,534       2,404,534
                                                   -----------     -----------
               TOTAL INVESTMENTS -- 100.34%$       $68,550,427+     93,980,856
                                                   ===========
               LIABILITIES, IN EXCESS OF CASH
                  AND OTHER ASSETS-- (0.34%) .                        (320,824)
                                                                   -----------
               NET ASSETS-- 100.00% ..........                     $93,660,032
                                                                   ===========

*Represents non-income producing securities.
+Cost for book and tax purposes is the same.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1996
--------------------------------------------------------------------------------


                                                                       VALUE
      SHARES                                           COST           (NOTE 2A)
      -------                                          ----            ------

               COMMON STOCKS--48.49%

               AEROSPACE/DEFENSE -- 2.25%
      13,200   Raytheon Co....................      $  460,642      $  674,850
       5,500   United Technologies Corp.......         595,896         771,375
                                                    ----------      ----------
                                                     1,056,538       1,446,225
                                                    ----------      ----------

               AUTOMOBILES -- 0.61 %
      11,600   Echlin Inc.....................         393,192         390,050
                                                    ----------      ----------

               BANKING -- 3.15%
       5,900   First American Corp............         212,263         337,775
       7,400   NationsBank Corp...............         356,569         766,825
      21,900   Signet Banking Corp............         484,700         662,475
         900   Wells Fargo & Co...............         239,529         256,163
                                                    ----------      ----------
                                                     1,293,061       2,023,238
                                                    ----------      ----------

               BEVERAGES -- 0.87%
      18,800   Pepsico Inc....................         584,353         561,650
                                                    ----------      ----------

               BUILDING MATERIALS -- 0.40%
       4,500   Sherwin-Williams Co............         157,935         255,375
                                                    ----------      ----------

               BUSINESS SERVICES -- 1.91%
      13,700   Automatic Data
                  Processing Inc..............         417,022         587,388
      23,100   Reynolds &
                  Reynolds Co.................         389,734         641,025
                                                    ----------      ----------
                                                       806,756       1,228,413
                                                    ----------      ----------

               CHEMICALS -- 2.53%
       9,900   Air Products & Chemicals Inc.           524,633         688,050
      14,500   Monsanto Co....................         244,278         576,375
       8,900   Morton International Inc.......         366,227         359,338
                                                    ----------      ----------
                                                     1,135,138       1,623,763
                                                    ----------      ----------

               ELECTRONICS -- 4.20%
       7,600   General Electric Co............         434,850         790,400
      11,800   Hewlett-Packard Co.............         324,673         635,725
      16,700   Molex Inc......................         489,312         651,300
      11,200   Motorola Inc...................         670,703         620,200
                                                    ----------      ----------
                                                     1,919,538       2,697,625
                                                    ----------      ----------


               ENTERTAINMENT -- 1.85%
       9,100   The Walt Disney Co.............         521,003         671,125
      12,700   Time Warner Inc................         481,570         517,525
                                                    ----------      ----------
                                                     1,002,573       1,188,650
                                                    ----------      ----------

               FINANCIAL SERVICES -- 1.06%
       7,200   Household International Inc....         289,994         682,200
                                                    ----------      ----------

               FOOD -- 2.93%
      15,800   Nabisco Holdings
                  Corp. Class A...............         438,399         612,250
      17,200   Sara Lee Corp..................         481,622         675,100
      17,400   Sysco Corp.....................         539,075         593,775
                                                    ----------      ----------
                                                     1,459,096       1,881,125
                                                    ----------      ----------

               HOUSEHOLD PRODUCTS -- 0.99%
       6,900   Colgate-Palmolive Co...........         445,958         639,113
                                                    ----------      ----------

               INSURANCE -- 2.08%
       6,000   American International
                  Group Inc...................         407,987         690,000
      21,100   TIG Holdings Inc...............         472,889         643,550
                                                    ----------      ----------
                                                       880,876       1,333,550
                                                    ----------      ----------

               MACHINES -- 1.01%
      12,200   Dover Corp.....................         382,594         651,175
                                                    ----------      ----------

               MANUFACTURING -- 1.06%
       9,300   Allied Signal Inc..............         328,987         681,225
                                                    ----------      ----------

               MEDICAL -- 0.98%
      15,750   Columbia HCA
                  Healthcare Corp.............         434,174         630,000
                                                    ----------      ----------

               METALS -- 1.40%
       9,100   Aluminum Company of
                  America.....................         364,561         578,987
      16,100   Worthington Industries Inc.....         332,875         319,988
                                                    ----------      ----------
                                                       697,436         898,975
                                                    ----------      ----------

               OIL/GAS -- 3.99%
       5,300   Atlantic Richfield Co..........         577,671         737,363
      14,500   Enron Corp.....................         518,718         663,375
       6,200   Mobil Corp.....................         582,403         750,200
      10,200   Unocal Corp....................         418,938         415,650
                                                    ----------      ----------
                                                     2,097,730       2,566,588
                                                    ----------      ----------


               PHARMACEUTICAL -- 2.94%
      20,200   Alza Corp. *...................         580,953         570,650
      10,600   Amgen Inc.*....................         612,984         645,275
       7,500   Pfizer Inc.....................         310,679         672,188
                                                    ----------      ----------
                                                     1,504,616       1,888,113
                                                    ----------      ----------

               RETAIL -- 4.01%
      13,300   Kroger Co.*....................         315,875         613,463
      14,000   May Department Stores Co.......         508,486         682,500
      28,000   Price/Costco Inc.*.............         394,625         651,000
      18,200   Revco D.S. Inc.*...............         424,226         627,900
                                                    ----------      ----------
                                                     1,643,212       2,574,863
                                                    ----------      ----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 1996
--------------------------------------------------------------------------------

      SHARES/                                                           VALUE
     PRINCIPAL                                          COST           (NOTE 2A)
     ---------                                          ----            ------
               TELECOMMUNICATIONS -- 3.04%
      20,133   360 Communications Co. * ......      $  433,508      $  478,159
       3,305   Lucent Technologies Inc. ......         147,237         169,380
      12,500   SBC Communications Inc. .......         539,556         657,812
      15,400   Sprint Corp ...................         388,016         644,875
                                                    ----------      ----------
                                                     1,508,317       1,950,226
                                                    ----------      ----------

               TEXTILES/APPAREL -- 0.95%
      19,900   Jones Apparel Group Inc.* .....         249,896         611,924
                                                    ----------      ----------

               TOBACCO -- 0.42%
       2,600   Philip Morris Companies Inc....         236,023         268,124
                                                    ----------      ----------

               TRANSPORTATION -- 1.84%
      11,900   Kansas City Southern
                  Industries, Inc.............         531,284         597,974
       6,500   Norfolk Southern Corp..........         523,775         585,000
                                                    ----------      ----------
                                                     1,055,059       1,182,974
                                                    ----------      ----------

               UTILITIES-ELECTRIC -- 2.02%
      19,100   Cinergy Corp...................         578,327         639,850
      14,200   Duke Power Co..................         610,968         658,525
                                                    ----------      ----------
                                                     1,189,295       1,298,375
                                                    ----------      ----------
               TOTAL COMMON STOCKS ...........      22,752,347      31,153,539
                                                    ----------      ----------


               U.S. GOVERNMENT OBLIGATIONS -- 18.73%
  $2,000,000   FHLB Discount Notes
                  due 1/9/1997................       1,989,182       1,989,182
     500,000   FHLB Medium Term Notes
                  6.07%, 6/30/2003............         489,755         498,005
     500,000   FHLMC 6.54%, 3/21/2001 ........         492,730         500,790
     500,000   FHLMC 6.56%, 2/1/2006 .........         499,687         496,770
   2,000,000   FHLMC Discount Notes
                  due 12/20/1996..............       1,994,616       1,994,616
   2,500,000   FHLMC Discount Notes
                  due 2/10/1997...............       2,475,153       2,473,689
     500,500   FNMA 6.50%, 8/25/2004 .........         462,865         504,070
   2,000,000   FNMA Discount Notes
                  due 1/17/1997...............       1,986,343       1,985,817
     500,000   FNMA Medium Term Notes
                  7.52%, 4/23/2004............         494,766         516,745
      55,870   GNMA Pool #55056 13.00%,
                  3/15/2012...................          62,272          62,832
      23,073   GNMA Pool #102470 13.00%,
                  10/15/2013..................          25,707          25,917
     487,444   GNMA Pool #406475 7.00%,
                  4/15/2026...................         472,287         484,748
     491,426   GNMA Pool #422801 7.50%,
                  5/15/2026...................         487,395         498,485
                                                    ----------      ----------
               TOTAL U.S. GOVERNMENT
                  OBLIGATIONS ................      11,932,758      12,031,666
                                                    ----------      ----------

               U.S. TREASURY OBLIGATIONS -- 19.07%
   1,000,000   Notes 5.50%, 9/30/1997.........       1,000,703       1,000,790
   1,250,000   Notes 5.75%, 10/31/1997 .......       1,252,510       1,253,775
   1,000,000   Notes 6.00%, 9/30/1998.........       1,002,492       1,007,800
   1,250,000   Notes 7.00%, 4/15/1999.........       1,275,620       1,286,812
   1,250,000   Notes 6.375%, 5/15/1999 .......       1,269,879       1,270,150
   1,750,000   Notes 6.375%, 3/31/2001 .......       1,770,463       1,786,767
   1,500,000   Notes 6.25%, 2/15/2003.........       1,503,247       1,525,830
     750,000   Notes 6.50%, 5/15/2005.........         776,124         772,567
   1,000,000   Notes 6.50%, 8/15/2005.........         985,000       1,030,030
   1,250,000   Notes 6.875%, 5/15/2006 .......       1,311,286       1,320,725
                                                    ----------      ----------
               TOTAL U.S. TREASURY
                  OBLIGATIONS ................      12,147,324      12,255,246
                                                    ----------      ----------

               CORPORATE OBLIGATIONS -- 11.22%

               AUTOMOBILES -- 0.64%
     400,000   GMAC Notes 7.00%,
                  3/1/2000....................         402,992         409,000
                                                    ----------      ----------

               BANKING -- 1.44%
    250,000 BankAmerica Corp.
                  Medium Term Notes
                  7.125%, 5/12/2005...........         252,715         257,500
     250,000   JP Morgan Sub Notes
                  7.625%, 9/15/2004...........         248,078         268,125
     400,000   Old Kent Financial
                  Sub. Notes 6.625%,
                  11/15/2005..................         397,808         397,000
                                                    ----------      ----------
                                                       898,601         922,625
                                                    ----------      ----------

               CHEMICALS -- 0.40%
     250,000   Dupont El de Nemours
                  Medium Term Notes
                  8.35%, 5/15/1998............         251,448         258,750
                                                    ----------      ----------

               DURABLE GOODS -- 0.34%
     215,000   Xerox Corp. Debs. 9.625%,
                  9/1/1997....................         217,822         220,960
                                                    ----------      ----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                        VALUE
     PRINCIPAL                                          COST           (NOTE 2A)
     ---------                                          ----            ------

               FINANCIAL SERVICES -- 1.20%
    $250,000   Associates Corp. N.A.
                  Sr. Notes 7.50%,
                  4/15/2002...................      $  251,190     $   264,062
     250,000   Commercial Credit Co.
                  Notes 6.375%, 9/15/2002.....         250,000         251,562
     250,000   Heller Financial Notes 6.50%,
                  5/15/2000...................         249,515         252,812
                                                    ----------     -----------
                                                       750,705         768,436
                                                    ----------     -----------

               FOOD -- 0.54%
     350,000   Nabisco Inc. Notes
                  6.85%, 6/15/2005............         356,756         347,813
                                                    ----------     -----------

               FOREST PRODUCTS & PAPER -- 0.53%
     350,000   Boise Cascade Co. Debs.
                  7.35%, 2/1/2016.............         349,699         339,500
                                                    ----------     -----------

               OIL/GAS -- 0.58%
 350,000    Amoco Canada Debs.
                  7.95%, 10/1/2022............         361,246         371,438
                                                    ----------     -----------

               TELEPHONE -- 0.63%
     400,000   Southwestern Bell Capital
                  Medium Term Notes
                  6.45%, 1/20/1998............         401,956         402,500
                                                    ----------     -----------

               TRANSPORTATION -- 0.96%
     300,000   Canadian National Railway
                  Notes 7.00%, 3/15/2004......         303,530         304,875
     300,000   CSX Corp. Notes
                  7.00%, 9/15/2002............         299,280         310,875
                                                    ----------     -----------
                                                       602,810         615,750
                                                    ----------     -----------

               UTILITIES -- 3 97%
     300,000   Central Power & Light Notes
                  6.875%, 2/1/2003............         307,262         308,250
     250,000   Delmarva Power & Light
                  Notes 6.40%, 7/1/2003 ......         248,473         248,750
     250,000   Hydro Quebec Medium Term
                  Notes 8.59%, 8/22/2001 .....         251,199         273,125
     400,000   Illinois Power Notes
                  6.50%, 8/1/2003.............         402,078         401,500
     350,000   Jersey Central Power & Light
                  Notes 7.125%,
                  10/1/2004...................         360,070         353,938
     400,000   New Orleans Public
                  Service Inc. Notes
                  8.00%, 3/1/2006.............         396,580         415,500
     300,000   Pacific Gas & Electric Medium
                  Term Notes
                  9.08%,12/15/1997............         303,163         309,375
     250,000   Philadelphia Electric Notes
                  6.375%, 8/15/2005...........         245,606         242,500
                                                    ----------     -----------
                                                     2,514,431       2,552,938
                                                    ----------     -----------
               TOTAL CORPORATE OBLIGATIONS ...       7,108,466       7,209,710
                                                    ----------     -----------


               MUNICIPAL OBLIGATIONS -- 0.58%
     338,000   Halifax NC Regional
                  Economic Development
                  Notes 9.25%, 10/1/2005......         343,601         371,378
                       ----------    -----------
 TOTAL MUNICIPAL OBLIGATIONS ...         343,601         371,378
                                              ----------    -----------

               SUPRA-NATIONAL OBLIGATIONS -- 0.42%
     250,000   African Development
                  Bank Sub. Notes
                  7.70%, 7/15/2002............         259,531         268,127
                                                    ----------     -----------
               TOTAL SUPRA-NATIONAL
                  OBLIGATIONS ................         259,531         268,127
                                                    ----------     -----------

               SHORT TERM INVESTMENTS -- 2.20%
   1,413,219   TempCash Provident Money
                  Market Investment Fund......       1,413,219       1,413,219
                                                    ----------     -----------
               Total Short Term
                  Investments.................       1,413,219       1,413,219
                                                    ----------     -----------
               TOTAL INVESTMENTS -- 100.72%$        55,957,246+     64,702,885
                                                    ==========
               LIABILITIES, IN EXCESS OF CASH
                  AND OTHER ASSETS-- (0.72%)                          (453,271)
                                                                   -----------
               NET ASSETS-- 100.00% ..........                     $64,249,614
                                                                   ===========

*Represents non-income producing securities.
+Cost for book and tax purposes is the same.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 1996
--------------------------------------------------------------------------------

*Credit Ratings given by Standard & Poor's Corporation and Moody's Investors
 Service Inc. (unaudited)

STANDARD & POOR'S       MOODY'S
---------------         -------

        A1                P1           Instrument of the highest quality.

        AAA               Aaa          Instrument judged to be of the highest
                                       quality and carrying the smallest amount of investment risk.

        AA                Aa           Instrument judged to be of high quality
                                       by all standards.

         A                 A           Instrument judged to be adequate by all
                                       standards.

        BBB               Baa          Instrument judged to be of modest quality
                                       by all standards.

        NR                NR           Not Rated. In the opinion of the
                                       Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

    For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    U.S. Government Issues have an assumed rating of AAA/Aaa.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                   RESERVE MONEY
                                                                    MARKET FUND          BOND FUND
                                                                    -----------         -----------
ASSETS
Investments, at value (amortized cost $33,725,174, cost
  $27,316,851, $68,550,427, $55,957,246)..........................   $33,725,174         $27,726,703
Cash..............................................................       597,742                  --
Receivable for investments sold...................................            --           1,283,476
Interest receivable...............................................        11,711             401,300
Dividends receivable..............................................         1,697               2,956
Deferred organization expenses (Note 2e)..........................        18,223              18,223
                                                                     -----------         -----------
    Total assets..................................................    34,354,547          29,432,658
                                                                     -----------         -----------
LIABILITIES
Payable for investments purchased.................................            --           1,528,397
Payable to custodian..............................................            --              46,164
Advisory fee payable (Note 3).....................................            --               8,929
Administrative fee payable (Note 3)...............................         4,338               3,348
Accrued expenses..................................................        67,389              63,283
                                                                     -----------         -----------
    Total liabilities.............................................        71,727           1,650,121
                                                                     -----------         -----------
NET ASSETS........................................................   $34,282,820         $27,782,537
                                                                     ===========         ===========
NET ASSETS CONSIST OF:
Capital Stock, $.001 par value
  per share; (unlimited shares authorized)........................      $ 34,290             $ 2,718
Additional paid-in capital........................................    34,255,564          27,339,597
Accumulated undistributed/(excess distributions of) net
  investment income...............................................            --                  --
Accumulated undistributed net realized gain/(loss) on investments.        (7,034)             30,370
Net unrealized appreciation of investments........................            --             409,852
                                                                     -----------         -----------
NET ASSETS........................................................   $34,282,820         $27,782,537
                                                                     ===========         ===========
SHARES OF BENEFICIAL INTEREST
Premium Class:
Net assets........................................................    $   13,665            $ 14,630
                                                                     ===========         ===========
Shares of beneficial interest outstanding.........................        13,669               1,432
                                                                     ===========         ===========
Net asset value per share (Net Assets / Shares Outstanding).......        $ 1.00             $ 10.22

Service Class:
Net assets........................................................   $34,269,155         $27,767,907
                                                                     ===========         ===========
Shares of beneficial interest outstanding.........................    34,276,185           2,716,462
                                                                     ===========         ===========
Net asset value per share (Net Assets / Shares Outstanding).......        $ 1.00             $ 10.22



                                                                    CORE EQUITY         GROWTH AND
                                                                       FUND             INCOME FUND
                                                                    ----------          -----------
ASSETS
Investments, at value (amortized cost $33,725,174, cost
  $27,316,851, $68,550,427, $55,957,246)..........................    $93,980,856         $64,702,885
Cash..............................................................        123,928                  --
Receivable for investments sold...................................        704,672           1,377,945
Interest receivable...............................................             --             281,005
Dividends receivable..............................................        153,826              53,998
Deferred organization expenses (Note 2e)..........................         18,223              18,223
                                                                      -----------         -----------
    Total assets..................................................     94,981,505          66,434,056
                                                                      -----------         -----------
LIABILITIES
Payable for investments purchased.................................      1,224,012           1,951,370
Payable to custodian..............................................             --             127,538
Advisory fee payable (Note 3).....................................         38,307              26,070
Administrative fee payable (Note 3)...............................         11,492               7,821
Accrued expenses..................................................         47,662              71,643
                                                                      -----------         -----------
    Total liabilities.............................................      1,321,473           2,184,442
                                                                      -----------         -----------
NET ASSETS........................................................    $93,660,032         $64,249,614
                                                                      ===========         ===========
NET ASSETS CONSIST OF:
Capital Stock, $.001 par value
  per share; (unlimited shares authorized)........................    $     6,093         $     5,034
Additional paid-in capital........................................     57,974,289          52,441,157
Accumulated undistributed/(excess distributions of) net
  investment income...............................................        386,120              (9,267)
Accumulated undistributed net realized gain/(loss) on investments.      9,863,101           3,067,051
Net unrealized appreciation of investments........................     25,430,429           8,745,639
                                                                      -----------         -----------
NET ASSETS........................................................    $93,660,032         $64,249,614
                                                                      ===========         ===========
SHARES OF BENEFICIAL INTEREST
Premium Class:
Net assets........................................................       $ 20,202            $ 17,230
                                                                      ===========         ===========
Shares of beneficial interest outstanding.........................          1,314               1,350
                                                                      ===========         ===========
Net asset value per share (Net Assets / Shares Outstanding).......        $ 15.37             $ 12.76

Service Class:
Net assets........................................................    $93,639,830         $64,232,384
                                                                      ===========         ===========
Shares of beneficial interest outstanding.........................      6,091,390           5,032,961
                                                                      ===========         ===========
Net asset value per share (Net Assets / Shares Outstanding).......        $ 15.37             $ 12.76


                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                       RESERVE MONEY                    CORE EQUITY
GROWTH AND
                                                                        MARKET FUND      BOND FUND          FUND
 INCOME FUND
                                                                        ------------    ------------    ------------    ------------
Investment income:
  Interest income ..................................................   $  1,877,796    $  1,683,989    $     13,361    $
1,687,563
  Dividend income ..................................................         35,221          36,498       1,609,449
572,564
                                                                       ------------    ------------    ------------    ------------
    Total Income ...................................................      1,913,017       1,720,487       1,622,810
2,260,127
                                                                       ------------    ------------    ------------    ------------
Expenses:
  Advisory (Note 3) ................................................        106,107         132,005         533,300
341,198
  Administrative services (Note 3) .................................         52,601          39,602         133,328
    85,315
  Fund accounting fees and expenses (Note 3) .......................         30,668          41,721
33,836          43,504
  Audit ............................................................         15,850          23,850          23,850          23,850
  Legal ............................................................         25,253          17,604          62,403          39,867
  Registration .....................................................          4,635           2,510           1,910           4,910
  Custodian fees ...................................................         14,034          10,490          35,446
22,424
  Amortization of organization expense .............................          5,768           5,768           5,768
     5,768
  Printing .........................................................          4,060           2,269           2,864           2,047
  Trustees' ........................................................          9,067           9,067           9,067           9,067
  Insurance ........................................................          2,529           2,784           8,679           5,313
  Transfer and shareholder servicing agent (Note 3) ................          9,696           5,881
8,396           5,563
  Miscellaneous ....................................................         52,196          28,542          21,105
31,695
                                                                       ------------    ------------    ------------    ------------
    Total expenses before waivers/reimbursements ...................        332,464         322,093
879,952         620,521
    Less expenses waived/reimbursed ................................       (106,107)        (26,400)
(88,874)        (56,745)
                                                                       ------------    ------------    ------------    ------------
    Net expenses ...................................................        226,357         295,693         791,078
563,776
                                                                       ------------    ------------    ------------    ------------
Net investment income ..............................................      1,686,660       1,424,794         831,732
 1,696,351
                                                                       ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments ............................         (4,100)         30,875       9,863,103
    3,067,207
Net increase in unrealized appreciation/depreciation of
  investments ......................................................           --          (312,253)      9,092,966
3,016,124
                                                                       ------------    ------------    ------------    ------------
    Net realized and unrealized gain/(loss) on investments .........         (4,100)       (281,378)
18,956,069       6,083,331
                                                                       ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ...............   $  1,682,560    $  1,143,416    $
19,787,801    $  7,779,682
                                                                       ============    ============
============    ============

                 See accompanying notes to financial statements


IBJ FUNDS TRUST
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Reserve Money Market Fund
                                                                                        -------------------------------------
                                                                                           For the                For the Period
                                                                                         Year Ended            February 1, 1995* to
                                                                                      November 30, 1996          November 30,
1995
                                                                                      -----------------          -----------------
Operations:
    Net investment income...........................................................    $ 1,686,660                 $
1,127,106
    Net realized gain/(loss) on investments.........................................         (4,100)
(2,934)
    Net change in unrealized appreciation/(depreciation) of
      investments...................................................................             --                          --
                                                                                        -----------                 -----------
Net increase in net assets resulting from operations................................      1,682,560
1,124,172
                                                                                        -----------                 -----------
Dividends to shareholders from net investment income:
    Premium Class...................................................................           (607)                       (564)
    Service Class...................................................................     (1,686,053)                 (1,126,542)
                                                                                        -----------                 -----------
                                                                                         (1,686,660)                 (1,127,106)
                                                                                        -----------                 -----------
Distributions to shareholders from realized gain on investments:
    Premium Class...................................................................             --                          --
    Service Class...................................................................             --                          --
                                                                                        -----------                 -----------
                                                                                                 --                          --
                                                                                        -----------                 -----------
    Decrease in net assets resulting from dividends and distributions
      to shareholders...............................................................     (1,686,660)                 (1,127,106)
                                                                                        -----------                 -----------
Capital Share Transactions:
  Proceeds from sales of shares:
    Premium Class...................................................................             --                          60
    Service Class...................................................................    121,313,703                  66,759,082
                                                                                        -----------                 -----------
                                                                                        121,313,703                  66,759,142
                                                                                        -----------                 -----------
  Net asset value of shares issued to shareholders
    in reinvestment of dividends and distributions:
    Premium Class...................................................................            607                         564
    Service Class...................................................................      1,686,053                   1,126,542
                                                                                        -----------                 -----------
                                                                                          1,686,660                   1,127,106
                                                                                        -----------                 -----------
  Net asset value of shares redeemed:
    Premium Class...................................................................            (62)                         --
    Service Class...................................................................   (117,669,088)                (38,952,607)
                                                                                        -----------                 -----------
                                                                                       (117,669,150)                (38,952,607)
                                                                                        -----------                 -----------
    Net increase in net assets from capital share transactions......................      5,331,213
28,933,641
                                                                                        -----------                 -----------
Total increase (decrease) in net assets.............................................      5,327,113
28,930,707
Net assets:
    Beginning of period.............................................................     28,955,707                      25,000
                                                                                        -----------                 -----------
    End of period ..................................................................    $34,282,820                 $28,955,707
                                                                                        ===========                 ===========
    Undistributed/(excess distributions
      of) net investment income ....................................................             --                          --
------------------
 *Commencement of operations.

                 See accompanying notes to financial statements



IBJ FUNDS TRUST
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                Bond Fund                               Core Equity Fund
                                                  -------------------------------------     ---------------------------------------
                                                     For the          For the Period             For the           For the Period

                                                   Year Ended      February 1, 1995* to        Year Ended
February 1, 1995* to
                                                November 30, 1996    November 30, 1995      November 30, 1996
 November 30, 1995
                                                -----------------    -----------------      -----------------     -----------------
Operations:
Net investment income.......................        $1,424,794           $1,088,323            $   831,732
$   839,554
Net realized gain/(loss) on investments.....            30,875              954,547              9,863,103
    3,055,303
Net change in unrealized appreciation/
  (depreciation) of investments.............          (312,253)             722,105              9,092,966
16,337,463
                                                    ----------           ----------             ----------             ----------
Net increase in net assets resulting from
  operations.................................        1,143,416            2,764,975             19,787,801
20,232,320
                                                    ----------           ----------             ----------             ----------
Dividends to shareholders from net
  investment income:
 Premium Class...............................             (759)                (623)                  (247)                    --
 Service Class...............................       (1,424,035)          (1,087,700)            (1,284,919)
 --
                                                    ----------           ----------             ----------             ----------
                                                    (1,424,794)          (1,088,323)            (1,285,166)                    --
                                                    ----------           ----------             ----------             ----------
Distributions to shareholders from
  realized gain on investments:
    Premium Class...............................          (495)                  --                   (569)                    --
    Service Class...............................      (954,557)                  --             (3,054,736)                    --
                                                    ----------           ----------             ----------             ----------
                                                      (955,052)                  --             (3,055,305)                    --
                                                    ----------           ----------             ----------             ----------
    Decrease in net assets resulting from
    dividends and distributions
    to shareholders.............................    (2,379,846)          (1,088,323)            (4,340,471)
  --
                                                    ----------           ----------             ----------             ----------
Capital Share Transactions:
  Proceeds from sales of shares:
    Premium Class...............................            --                   60                     --                     60
    Service Class...............................    11,985,540           29,612,433             30,155,508
89,149,468
                                                    ----------           ----------             ----------             ----------

                                                    11,985,540           29,612,493             30,155,508
89,149,528
                                                    ----------           ----------             ----------             ----------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Premium Class...............................         1,254                  623                    816                     --
    Service Class...............................     2,378,592            1,087,700              4,339,655
--
                                                    ----------           ----------             ----------             ----------
                                                     2,379,846            1,088,323              4,340,471                     --
                                                    ----------           ----------             ----------             ----------
  Net asset value of shares redeemed:
    Premium Class...............................           (64)                  --                    (92)                    --
    Service Class...............................   (12,209,202)          (5,539,621)           (42,895,923)
(22,794,110)
                                                    ----------           ----------             ----------             ----------
                                                   (12,209,266)          (5,539,621)           (42,896,015)
(22,794,110)
                                                    ----------           ----------             ----------             ----------
    Net increase in net assets from capital
       share transactions.......................     2,156,120           25,161,195            (8,400,036)
66,355,418
                                                    ----------           ----------             ----------             ----------
Total increase (decrease) in net assets.........       919,690           26,837,847              7,047,294
    86,587,738
Net assets:
    Beginning of period.........................    26,862,847               25,000             86,612,738
25,000
                                                    ----------           ----------             ----------             ----------
    End of period ..............................   $27,782,537          $26,862,847            $93,660,032
$86,612,738
                                                    ==========           ==========             ==========
==========
    Undistributed/(excess distributions
      of) net investment income ................            --                   --               $386,120
$839,554
------------------
 *Commencement of operations.

                 See accompanying notes to financial statements


IBJ FUNDS TRUST
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------

                                                          Growth and Income Fund
                                               -----------------------------------------
                                                   For the            For the Period
                                                  Year Ended       February 1, 1995* to
                                               November 30, 1996     November 30, 1995
                                               -----------------     -----------------
Operations:
    Net investment income.......................   $1,696,351           $1,089,503
    Net realized gain/(loss) on investments.....    3,067,207            1,173,268
    Net change in unrealized appreciation/
      (depreciation) of investments.............    3,016,124            5,729,515
                                                  -----------          -----------
Net increase in net assets resulting from
  operations....................................    7,779,682            7,992,286
                                                  -----------          -----------
Dividends to shareholders from net
  investment income:
    Premium Class...............................         (475)                (348)
    Service Class...............................   (1,692,277)          (1,102,021)
                                                  -----------          -----------
                                                   (1,692,752)          (1.102,369)
                                                  -----------          -----------
Distributions to shareholders from
  realized gain on investments:
    Premium Class...............................         (352)                  --
    Service Class...............................   (1,173,072)                  --
                                                  -----------          -----------
                                                   (1,173,424)                  --
                                                  -----------          -----------
    Decrease in net assets resulting from
      dividends and distributions
      to shareholders...........................   (2,866,176)          (1,102,369)
                                                  -----------          -----------
Capital Share Transactions:
  Proceeds from sales of shares:
    Premium Class...............................           --                   60
    Service Class...............................   17,930,945           48,843,232
                                                  -----------          -----------
                                                   17,930,945           48,843,292
                                                  -----------          -----------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Premium Class...............................          827                  348
    Service Class...............................    2,865,349            1,102,021
                                                  -----------          -----------
                                                    2,866,176            1,102,369
                                                  -----------          -----------
  Net asset value of shares redeemed:
    Premium Class...............................          (79)                  --
    Service Class...............................  (12,059,267)          (6,262,245)
                                                  -----------          -----------
                                                  (12,059,346)          (6,262,245)
                                                  -----------          -----------
    Net increase in net assets from capital
       share transactions.......................    8,737,775           43,683,416
                                                  -----------          -----------
Total increase (decrease) in net assets.........   13,651,281           50,573,333
Net assets:
    Beginning of period.........................   50,598,333               25,000
                                                  -----------          -----------
    End of period ..............................  $64,249,614          $50,598,333
                                                  ===========          ===========
    Undistributed/(excess distributions
      of) net investment income ................      $(9,267)            $(12,866)
------------------
 *Commencement of operations.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NOTE 1 -- DESCRIPTION. IBJ FUNDS Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund, each with two (2) classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

     (a) PORTFOLIO VALUATION. The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:15 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of impact of fluctuating interest rates on the market value of the security.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

     (c) DISTRIBUTIONS TO SHAREHOLDERS. The Reserve Money Market Fund and Bond Fund each declare dividends from net investment income daily and distribute those dividends monthly. The Core Equity Fund will declare and pay dividends annually and the Growth and Income Fund declares and pays dividends quarterly. Distributions of net realized gains will be declared and paid annually by each Fund. Distributions are recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     (e) ORGANIZATION EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz Incorporated ("Furman Selz"), are redeemed, the appropriate Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     (f) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES.
Expenses
     directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     NOTE 3 -- INVESTMENT  ADVISORY,  ADMINISTRATIVE AND OTHER
TRANSACTIONS WITH
AFFILIATES. IBJ Schroder Bank & Trust Company ("IBJS") (the "Adviser") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS receives fees based on average daily net assets up to the following annualized rates: Reserve Money Market Fund, 0.35%; Bond Fund, 0.50%; Core Equity Fund, 0.60%; and Growth and
Income Fund, 0.60%. For the year ended November 30, 1996, the Adviser earned fees of $106,107, $132,005, $533,300 and $341,198 for the Reserve Money Market
Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. The Adviser has voluntarily waived fees of $106,107, $26,400, $88,874 and $56,745 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund, and Growth and Income Fund, respectively.

     The Funds have also entered into an Administrative Service Contract with Furman Selz (the "Administrator") pursuant to which Furman Selz provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For Administrative Services provided, Furman Selz earned fees of $52,601, $39,602, $133,328 and $85,315 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year per Fund plus out of pocket expenses. For the year ended November 30, 1996, Furman Selz earned Transfer Agency fees of $9,696, $5,881, $8,396 and $5,563 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the year ended November 30, 1996, Furman Selz earned Fund Accounting fees and expenses of $30,668, $41,721, $33,836 and $43,504 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively.


     Certain of the states in which the shares of the Funds are qualified for sale impose limitations on the expenses of funds. If, in any fiscal year, the total expenses of the Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including advisory and administrative services fees) exceed the expense limitation applicable to the Funds imposed by the securities regulation of any state, the Adviser will pay or reimburse the Funds to the extent of advisory fees earned. No such amounts were required to be reimbursed for the current period.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of the Trust. There are no fees or expenses chargeable to the Trust under the Plan and the Trust's Board of Trustees has adopted the Plan in case certain expenses of the Trust might be considered to constitute indirect payments by the Trust of distribution expenses. IBJ Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz serves as the exclusive Distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

       NOTE 4 -- SECURITIES TRANSACTIONS.
       (a) PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended November 30, 1996 were as follows:

                                             COMMON STOCKS & BONDS      U.S. GOVERNMENT
OBLIGATIONS
                                           -------------------------    ---------------------------
                                            PURCHASES       SALES         PURCHASES       SALES
                                           -----------   -----------     -----------   -----------
Bond Fund ................................ $ 2,636,105   $ 4,924,341     $37,207,797   $35,621,520
Core Equity Fund .........................  22,435,463    34,469,103            --            --
Growth and Income Fund ...................  15,152,554    11,342,434      21,618,400    22,519,024

       (b)  FEDERAL  INCOME  TAX  BASIS.   Gross  unrealized   appreciation  and
depreciation on investment securities at November 30, 1996, based on cost for Federal income tax purposes, is as follows:

                                                                                             NET
                                                 GROSS                GROSS              UNREALIZED
                                              UNREALIZED           UNREALIZED           APPRECIATION/
                                             APPRECIATION         DEPRECIATION         (DEPRECIATION)
                                             ------------         ------------         --------------
Bond Fund.................................   $     451,665          $ (41,813)          $     409,852
Core Equity Fund..........................      25,750,828           (320,399)             25,430,429
Growth and Income Fund....................       8,893,602           (147,963)              8,745,639

       Note 5 -- FEDERAL INCOME TAXES.
       For Federal income tax purposes, the Funds indicated below have capital loss carryforwards at November 30, 1996, which are available to offset future capital gains, if any:
                                                 CAPITAL LOSS
                                                 CARRYFORWARDS          EXPIRES
                                                 -------------         --------
Reserve Money Market Fund....................       $ 2,781               2003
                                                      4,253               2004
Bond Fund....................................       102,125               2004

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

       NOTE 6 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                                              For the year ended November 30, 1996
                                                             -------------------------------------------------------------------
                                                                Reserve                                               Growth and
                                                             Money Market           Bond            Core Equity
Income
                                                                 Fund               Fund               Fund               Fund
                                                             ------------        ----------         ----------         ----------
PREMIUM CLASS
Shares at beginning of period...........................         13,124              1,315              1,256
1,287
                                                            -----------          ---------          ---------          ---------
Shares issued in reinvestment of dividends from net
    investment income and capital gain distributions....            607                123                 64
      69
Shares redeemed.........................................            (62)                (6)                (6)                (6)
                                                            -----------          ---------          ---------          ---------
Net increase in shares..................................            545                117                 58                 63
                                                            -----------          ---------          ---------          ---------
Shares at end of period.................................         13,669              1,432              1,314
1,350
                                                            ===========          =========          =========
=========
SERVICE CLASS
Shares at beginning of period...........................     28,945,517          2,505,331          6,675,290
  4,292,094
                                                            -----------          ---------          ---------          ---------
Shares sold.............................................    121,313,703          1,192,811          2,227,903
1,505,811
Shares issued in reinvestment of dividends from net
    investment income and capital gain distributions....      1,686,053            233,352
344,448            240,640
Shares redeemed.........................................   (117,669,088)        (1,215,032)        (3,156,251)
(1,005,584)
                                                            -----------          ---------          ---------          ---------
Net increase/(decrease) in shares.......................      5,330,668            211,131           (583,900)
  740,867
                                                            -----------          ---------          ---------          ---------
Shares at end of period.................................     34,276,185          2,716,462          6,091,390
5,032,961
                                                            ===========          =========          =========
=========

                                                                     For the period February 1, 1995* to November 30,
1995
                                                             --------------------------------------------------------------------
                                                                Reserve                                               Growth and
                                                             Money Market           Bond            Core Equity
Income
                                                                 Fund               Fund               Fund               Fund
                                                             ------------        ----------         ----------         ----------
PREMIUM CLASS
Shares at beginning of period...........................         12,500              1,250              1,250
1,250
                                                            -----------          ---------          ---------          ---------
Shares sold.............................................             60                  6                  6                  6
Shares issued in reinvestment of dividends from net
    investment income...................................            564                 59                 --                 31
                                                            -----------          ---------          ---------          ---------
Net increase in shares..................................            624                 65                  6                 37
                                                            -----------          ---------          ---------          ---------
Shares at end of period.................................         13,124              1,315              1,256
1,287
                                                            ===========          =========          =========
=========
SERVICE CLASS
Shares at beginning of period...........................         12,500              1,250              1,250
1,250
                                                            -----------          ---------          ---------          ---------
Shares sold.............................................     66,759,082          2,930,127          8,685,326
4,761,936
Shares issued in reinvestment of dividends from net
    investment income...................................      1,126,542            103,626                 --
98,242
Shares redeemed.........................................    (38,952,607)          (529,672)        (2,011,286)
(569,334)
                                                            -----------          ---------          ---------          ---------
Net increase in shares..................................     28,933,017          2,504,081          6,674,040
4,290,844
                                                            -----------          ---------          ---------          ---------
Shares at end of period.................................     28,945,517          2,505,331          6,675,290
4,292,094
                                                            ===========          =========          =========
=========
------------------
 *Commencement of operations.

BJ FUNDS Trust
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

       NOTE 7 -- SUBSEQUENT EVENTS. Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Trust by Furman Selz will be provided to the Trust by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Trust and BISYS.


IBJ FUNDS Trust
Financial Highlights (For a Share Outstanding Throughout the Period+)
---------------------------------------------------------------------------------------------------------

                                                                     Reserve Money Market Fund
                                                          ----------------------------------------------
                                                                                       For the period
                                                          For the year ended        February 1, 1995* to
                                                           November 30, 1996          November 30, 1995
                                                          -------------------      ---------------------
                                                          Premium     Service       Premium      Service
                                                           Class       Class         Class        Class
                                                          -------     -------       -------      -------
Net Asset Value, Beginning of Period.................      $1.00       $1.00          $1.00       $ 1.00
                                                           -----       ------         -----       ------
Income from Investment Operations:
    Net investment income............................       0.05         0.05          0.04         0.04
    Net realized and unrealized gain/(loss) on
      investments....................................         --           --            --           --
                                                           -----       ------         -----       ------
    Total from Investment Operations.................       0.05         0.05          0.04         0.04
                                                           -----       ------         -----       ------
Less Distributions:
    Dividends from net investment income.............      (0.05)       (0.05)        (0.04)       (0.04)
    Distributions from net realized capital gains....         --           --            --           --
                                                           -----       ------         -----       ------
    Total Distributions..............................      (0.05)       (0.05)        (0.04)       (0.04)
                                                           -----       ------         -----       ------
Net Asset Value, End of Period.......................      $1.00       $1.00          $1.00       $ 1.00
                                                           =====       ======         =====       ======
Total Return.........................................       4.88%        4.88%         4.55%        4.55%
Net Assets, End of Period (in thousands).............        $14      $34,269           $13      $28,943
Ratios to average net assets of:
    Net investment income............................       4.82%        4.82%         5.40%**      5.40%**
    Expenses before waivers/reimbursements...........       0.95%        0.95%         0.92%**
0.92%**
    Expenses net of waivers/reimbursements...........       0.65%        0.65%         0.64%**
0.64%**
Portfolio Turnover Rate..............................        N/A          N/A           N/A          N/A

                                                                            Bond Fund
                                                         ----------------------------------------------
                                                                                       For the period
                                                         For the year ended        February 1, 1995* to
                                                          November 30, 1996          November 30, 1995
                                                          -----------------        ---------------------
                                                         Premium      Service      Premium      Service
                                                          Class        Class         Class        Class
                                                         -------      -------       -------      -------
Net Asset Value, Beginning of Period.................     $10.72       $10.72        $10.00      $ 10.00
                                                           -----       ------         -----       ------
Income from Investment Operations:
    Net investment income............................       0.54         0.54          0.48         0.48
    Net realized and unrealized gain/(loss) on
      investments....................................      (0.12)       (0.12)         0.72         0.72
                                                          ------       ------        ------      -------
    Total from Investment Operations.................       0.42         0.42          1.20         1.20
                                                          ------       ------        ------      -------
Less Distributions:
    Dividends from net investment income.............      (0.54)       (0.54)        (0.48)       (0.48)
    Distributions from net realized capital gains....      (0.38)       (0.38)           --           --
                                                          ------       ------        ------      -------
    Total Distributions..............................      (0.92)       (0.92)        (0.48)       (0.48)
                                                          ------       ------        ------      -------
Net Asset Value, End of Period.......................     $10.22      $ 10.22        $10.72      $ 10.72
                                                          ======       ======        ======      =======
Total Return.........................................       4.25%        4.25%        12.28%       12.28%
Net Assets, End of Period (in thousands).............        $15      $27,768           $14      $26,849
Ratios to average net assets of:
    Net investment income............................       5.07%        5.07%         5.59%**      5.59%**
    Expenses before waivers/reimbursements...........       1.22%        1.22%         1.22%**
1.22%**
    Expenses net of waivers/reimbursements...........       1.12%        1.12%         1.12%**
1.12%**
Portfolio Turnover Rate..............................        160%         160%          297%         297%
 ------------------
 *  Commencement of operations.
**  Annualized.
 +  Per Share amounts are based on the average number of shares outstanding.

                  See accompanying notes to financial statements

IBJ FUNDS Trust
Financial Highlights (For a Share Outstanding Throughout the Period+)

                                                                         CORE EQUITY FUND
                                                          ----------------------------------------------
                                                                                       FOR THE PERIOD
                                                          FOR THE YEAR ENDED        FEBRUARY 1, 1995* TO
                                                           NOVEMBER 30, 1996          NOVEMBER 30, 1995
                                                          -------------------       --------------------
                                                          PREMIUM     SERVICE       PREMIUM      SERVICE
                                                           CLASS       CLASS         CLASS        CLASS
                                                          -------     -------       -------      -------
Net Asset Value, Beginning of Period.................     $12.97     $  12.97        $10.00       $10.00
                                                           -----       ------         -----       ------
Income from Investment Operations:
    Net investment income............................       0.14         0.14          0.13         0.13
    Net realized and unrealized gain/(loss) on
      investments....................................       2.90         2.90          2.84         2.84
                                                           -----       ------         -----       ------
    Total from Investment Operations.................       3.04         3.04          2.97         2.97
                                                           -----       ------         -----       ------
Less Distributions:
    Dividends from net investment income.............      (0.19)       (0.19)           --           --
    Distributions from net realized capital gains....      (0.45)       (0.45)           --           --
                                                           -----       ------         -----       ------
    Total Distributions..............................      (0.64)       (0.64)           --           --
                                                           -----       ------         -----       ------
Net Asset Value, End of Period.......................     $15.37      $ 15.37        $12.97       $12.97
                                                           =====       ======         =====       ======
Total Return.........................................      24.61%       24.61%        29.70%       29.70%
Net Assets, End of Period (in thousands).............        $20      $93,640           $16      $86,596
Ratios to average net assets of:
    Net investment income............................       0.93%        0.93%         1.30%**      1.29%**
    Expenses before waivers/reimbursements...........       0.99%        0.99%         1.09%**
1.09%**
    Expenses net of waivers/reimbursements...........       0.89%        0.89%         0.89%**
0.89%**
Portfolio Turnover Rate..............................         27%          27%           37%          37%
Average Commission Rate(a)...........................    $0.0776      $0.0776            --           --



                                                                   GROWTH AND INCOME FUND
                                                         -------------------------------------------
                                                                                   FOR THE PERIOD
                                                         FOR THE YEAR ENDED     FEBRUARY 1, 1995* TO
                                                          NOVEMBER 30, 1996       NOVEMBER 30, 1995
                                                         ------------------       ------------------
                                                         PREMIUM      SERVICE    PREMIUM     SERVICE
                                                          CLASS        CLASS      CLASS       CLASS
                                                         -------      -------    -------     -------
Net Asset Value, Beginning of Period.................     $11.78     $  11.79     $10.00     $  10.00
                                                           -----       ------      -----       ------
Income from Investment Operations:
    Net investment income............................       0.34         0.34       0.27         0.31
    Net realized and unrealized gain/(loss) on
      investments....................................       1.26         1.26       1.79         1.79
                                                           -----       ------      -----       ------
    Total from Investment Operations.................       1.60         1.60       2.06         2.10
                                                           -----       ------      -----       ------
Less Distributions:
    Dividends from net investment income.............      (0.35)       (0.36)     (0.28)       (0.31)
    Distributions from net realized capital gains....      (0.27)       (0.27)        --           --
                                                           -----       ------      -----       ------
    Total Distributions..............................      (0.62)       (0.63)     (0.28)       (0.31)
                                                           -----       ------      -----       ------
Net Asset Value, End of Period.......................     $12.76      $ 12.76     $11.78      $ 11.79
                                                           =====       ======      =====       ======
Total Return.........................................      14.08%       14.08%     20.72%       20.82%
Net Assets, End of Period (in thousands).............        $17      $64,232        $15      $50,583
Ratios to average net assets of:
    Net investment income............................       2.98%        2.98%      3.04%**      3.04%**
    Expenses before waivers/reimbursements...........                               1.14%**      1.15%**
    Expenses net of waivers/reimbursements...........       0.99%        0.99%      1.04%**
1.05%**
Portfolio Turnover Rate..............................         77%          77%        78%          78%
Average Commission Rate(a)...........................    $0.0789      $0.0789         --           --


------------------
 *  Commencement of operations.
**  Annualized.
 +  Per Share amounts are based on the average number of shares outstanding.
(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                 See accompanying notes to financial statements

                        REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Trustees of IBJ Funds Trust:

       We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of IBJ Funds Trust (comprised of the IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund) as of November 30, 1996, and the related statements of operations for the year then ended and the related statements of changes in net assets and the financial highlights for the year ended November 30, 1996 and for the period February 1, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting IBJ Funds Trust as of November 30, 1996, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



                                                        Coopers & Lybrand L.L.P.

New York, New York
January 22, 1997

                       This page intentionally left blank

IBJ FUNDS Trust


BOARD OF TRUSTEES

George H. Stewart                                 Stephen V.R. Goodhue
  Chairman                                          Trustee

Edward F. Ryan                                    Robert H. Dunker
  Trustee                                           Trustee

                                                  John J. Pileggi
                                                    Trustee

--------------------------------------------------------------------------------


OFFICERS

John J. Pileggi                                   Gordon M. Forrester
  President                                         Vice President &
                                                       Treasurer
Joan V. Fiore
  Secretary                                       Sheryl Hirschfeld
                                                    Assistant Secretary

IBJ FUNDS Trust


INVESTMENT ADVISER
------------------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

ADMINISTRATOR AND SPONSOR
-------------------------
Furman Selz LLC
230 Park Avenue
New York, New York 10169

DISTRIBUTOR
-----------
IBJ Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
---------
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

COUNSEL
-------
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
-----------------------
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019


This report is for the information of the shareholders of IBJ FUNDS Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

================================================================================
                                 IBJ FUNDS Trust
================================================================================












                          IBJ RESERVE MONEY MARKET FUND
                                  IBJ BOND FUND
                              IBJ CORE EQUITY FUND
                           IBJ GROWTH AND INCOME FUND








                                  ANNUAL REPORT


--------------------------------------------------------------------------------
                                NOVEMBER 30, 1996
--------------------------------------------------------------------------------






1/97